Related Party Transactions - Summary of Loans to Related Parties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Balance, beginning of year	$ 38,066	$ 50,417
Additions		1,049
Other reductions		(123)
Repayments	(36,057)	(13,276)
Balance, end of year	$ 2,009	$ 38,066